Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Schedule of off-balance sheet contractual obligations
	2022	2023	2024	2025	2026	Thereafter	Total
Property leases	$945	$1,097	$1,083	$1,002	$1,000	$11,894	$17,021
Capital commitments	22,945	21,362	40,185	50,675	—	—	135,167
Other operating commitments	23,108	5,833	4,799	4,172	1,998	9,530	49,440
	$46,998	$28,292	$46,067	$55,849	$2,998	$21,424	$201,628